LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

Long-term investments, net, consist of the following:

	December 31,	December 31,
	2023	2022
Investments in public entities with readily determinable fair value	-	144,658
Investments in funds that report NAV per share	64,196	50,225
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	200,337	48,759
Investment in a private entity accounted for under the equity method	10,232	-
Investments in voluntary partnerships accounted for under the equity method	215,672	170,163
Total	490,437	413,805

SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND IMPAIRMENT LOSS ON INVESTMENTS

Realized and unrealized gain or loss on long-term investments, and impairment loss on long-term investments, which were included in other income (expenses), were as follows:

	For the Years Ended
	December 31,
	2023	2022	2021
Realized gain	30,363	11,019	10,083
Unrealized gain (loss)	371	(20,705)	(209)
Impairment loss	-	22,847	-